                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.):[_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Ward
Title:    Managing Director and Chief Operating Officer
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael D. Ward             Boston, MA                   11/14/11
   -------------------            -------------                 --------
       [Signature]                [City, State]                  [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of Bain Capital Fund VI, L.P.,
(ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, (vi) general partner of Bain Capital Integral Investors II, L.P., (vii) general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P.,
(ix) general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (x) general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund IX, L.P. is a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A. Bain Capital Investors, LLC is also the administrative member of Bain Capital Integral Investors 2006, LLC, Bain Capital Hercules Investors, LLC, BCIP TCV, LLC and Bain Capital (WC) Netherlands B.V.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          23
                                         ----------
Form 13F Information Table Entry Total:      9
                                         ----------
Form 13F Information Table Value Total:  6,128,366
                                         ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

  1  28-11662              Bain Capital VII Coinvestment Fund, LLC

  2  28-11661              Bain Capital VII Coinvestment Fund, L.P.

  3  28-11264              Bain Capital Fund VI, L.P.

  4  28-11659              Bain Capital Integral Investors, LLC

  5  28-11188              Bain Capital Partners VI, L.P.

  6  28-11660              Bain Capital Partners VII, L.P.

  7  28-12292              Bain Capital Integral Investors II, L.P.

  8  28-13947              Bain Capital Partners VIII, L.P.

  9  28-13946              Bain Capital Fund VIII, L.P.

 10  28-13945              Bain Capital VIII Coinvestment Fund, L.P.

 11  28-13943              Bain Capital Partners VIII-E, L.P.

 12  28-13940              Bain Capital Fund VIII-E, L.P.

 13  28-13942              Bain Capital Partners IX, L.P.

 14  28-13938              Bain Capital Fund IX, L.P.

 15  28-13941              Bain Capital IX Coinvestment Fund, L.P.

 16  28-13949              Sensata Investment Company, S.C.A.

 17  28-13951              Sensata Management Company, S.A.

 18  28-14366              Bain Capital Lion Holdings, L.P.

 19  28-14359              Bain Pumbaa LuxCo S.a.r.l.

 20  28-14482              Bain Capital Integral Investors 2006, LLC

 21  28-14484              BCIP TCV, LLC

 22  28-14483              Bain Capital Hercules Investors, LLC

 23  28-14548              Bain Capital (WC) Netherlands B.V.

                           BAIN CAPITAL INVESTORS, LLC
                    FORM 13F INFORMATION TABLE AS OF 9/30/11

                                                        SHARES OR       VALUE   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     PRN AMOUNT     (X$1000) DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- ------------ -- --------- ---------- -------- ---- ------ -----
CUMULUS MEDIA, INC.***            CL A      231082108    3,304,591 SH     9,385   Sole               X
DUNKIN BRANDS GROUP, INC.         COM       265504100   29,892,563 SH   828,024   Sole               X
HCA HOLDINGS, INC                 COM       40412C101   89,502,367 SH 1,804,368  Shared                    X
NANOSPHERE, INC.                  COM       63009F105      254,815 SH       255   Sole               X
VONAGE HLDGS CORP                 COM       92886T201      247,371 SH       643   Sole               X
WARNER CHILCOTT PLC IRELAND      SHS A      G94368100   25,491,622 SH   364,530   Sole               X
SENSATA TECHNOLOGIES HLDG NV      SHS       N7902X106   89,626,932 SH 2,371,529   Sole               X
NXP SEMICONDUCTORS N.V.           COM       N6596X109   32,021,770 SH   452,147   Sole               X
FLEETCOR TECHNOLOGIES, INC.       COM       339041105   11,328,439 SH   297,485   Sole               X

***Represents 3,304,591 Class D shares convertible to Class A shares on a 1:1 basis.